Long-Term Investments - Additional Information (Detail) $ in Thousands	1 Months Ended								12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2013 CNY (¥)	Apr. 30, 2012 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Jun. 30, 2016 CNY (¥)
Investment [Line Items]
Impairment of investment											¥ 20,258,000
Cost of investment											312,176,000	¥ 150,000,000	¥ 521,863,000
Equity method investment loss									$ (27,146)	¥ (186,642,000)	53,783,000	35,652,000
Equity method investment realized gain on disposal									2,401	16,509,000
Equity method investment									71,322		450,822,000	234,863,000	¥ 490,376,000
WiFire Group Inc. ("WiFire Group")
Investment [Line Items]
Equity interest, percentage					33.33%
Cost of investment											15,000,000
Percentage of ownership disposed					66.67%
Equity method investment											0
Equity method investment at fair value					¥ 6
Equity Investments Without Readily Determinable Fair Value
Investment [Line Items]
Equity investment without readily determinable fair values									3,877	26,653,000
Dividend income of non-marketable investments									59	406,000	1,821,000
Gain from disposal of non-marketable investments									$ 2,981	20,496,000	0
Impairment of investment										0	¥ 20,258,000	¥ 0
Yizhuang Venture Investment Fund
Investment [Line Items]
Equity interest, percentage									27.694%		27.694%	27.694%	27.694%
Investment in an equity investee, addition							¥ 50,500,000	¥ 50,500,000
Cost of investment											¥ 101,000,000	¥ 101,000,000	¥ 101,000,000
Equity method investment loss										(150,355,000)	90,888,000
Equity method investment									$ 18,425		277,036,000	186,148,000	126,681,000
Unis Tech
Investment [Line Items]
Equity interest, percentage															49.00%
Cost of investment											49,000,000	49,000,000			¥ 49,000,000
Equity method investment cash consideration	$ 7,127													¥ 49,000,000
Equity method investment loss	516	¥ 3,548,000								(3,548,000)	(12,676,000)
Equity method investment realized gain on disposal	$ 2,401	16,509,000								16,509,000
Equity method investment											36,039,000	¥ 48,175,000
Shihua DC Investment Holdings Limited
Investment [Line Items]
Equity interest, percentage						49.00%
Investment in an equity investee, addition						¥ 147,176,000			31,917	219,447,000
Cost of investment											147,176,000		366,623,000
Equity method investment loss										(24,229,000)	(9,429,000)
Equity method investment									48,428		¥ 137,747,000		332,965,000
Jingliang Inter Cloud
Investment [Line Items]
Equity interest, percentage			60.00%	60.00%
Investment in an equity investee, addition			$ 873	¥ 6,000,000
Cost of investment													6,000,000
Equity method investment loss										(34,000)
Equity method investment									868				5,966,000
Jingliang Century Cloud
Investment [Line Items]
Equity interest, percentage			40.00%	40.00%
Investment in an equity investee, addition			$ 582	¥ 4,000,000
Cost of investment													4,000,000
Equity method investment									582				4,000,000
Huaye Cloud
Investment [Line Items]
Equity interest, percentage	50.00%													50.00%
Investment in an equity investee, addition	$ 3,394	¥ 23,333,000
Cost of investment													23,333,000
Equity method investment loss										¥ (6,319,000)
Equity method investment									$ 2,474				¥ 17,014,000